Performance Management - iShares Mortgage-Backed Securities Active ETF	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Fund. It is anticipated that on or about January 23, 2026, the Fund will adopt the performance of the Predecessor Fund as a result of a reorganization in which the Fund will acquire all of the assets and assume certain stated liabilities of the Predecessor Fund (the “Reorganization”). Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Fund, which are the same as those of the Fund. The Predecessor Fund is a mutual fund that is managed by a different investment adviser that is under common control with BFA and has the same portfolio management team as that of the Fund. The returns presented for the Fund reflect the performance of Institutional Shares of the Predecessor Fund.
The bar chart and table that follow show how the Predecessor Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Predecessor Fund by showing how the Predecessor Fund’s average annual returns for 1, 5, and 10 years compare with that of the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. MBS Index. The Predecessor Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio, a series of BlackRock Funds II, as a result of a different reorganization on September 17,
2018. The performance information of the Predecessor Fund below is based on the performance of the BlackRock GNMA Portfolio for periods prior to the date of such reorganization. The BlackRock GNMA Portfolio had the same investment objective, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Predecessor Fund as of the date of such reorganization. The Predecessor Fund’s and the BlackRock GNMA Portfolio’s total returns prior to January 28, 2025 as reflected in the bar chart and table are the returns of the Predecessor Fund and the BlackRock GNMA Portfolio, as applicable, when each followed a different investment objective and different investment strategies and process under the name “BlackRock GNMA Portfolio.” Effective January 28, 2025, the Predecessor Fund changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund. Both assume that all dividends and distributions have been reinvested in the Predecessor Fund. Past performance (before and after taxes) does not necessarily indicate how the Predecessor Fund will perform in the future.
Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Predecessor Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Predecessor Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Predecessor Fund by showing how the Predecessor Fund’s average annual returns for 1, 5, and 10 years compare with that of the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. MBS Index.
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this prospectus.
Performance Additional Market Index [Text]	Effective January 28, 2025, the Predecessor Fund changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.
Bar Chart [Heading]	Investor A Shares ANNUAL TOTAL RETURNS BlackRock Mortgage-Backed Securities Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 7.27% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.60% (quarter ended September 30, 2022).

Performance Table Heading	Average Annual Total ReturnsFor the periods ended 12/31/24
Performance Table Market Index Changed	Effective January 28, 2025, the Predecessor Fund changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Investor A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.60%)
Lowest Quarterly Return, Date	Sep. 30, 2022